Consolidated condensed income statements - USD ($) shares in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Consolidated condensed income statements [Abstract]
Revenue	$ 225,265	$ 198,146
Other operating income	28,414	14,992
Raw materials and consumables used	(4,420)	(1,076)
Employee benefit expenses	(5,097)	(4,080)
Depreciation, amortization, and impairment charges	(74,624)	(76,876)
Other operating expenses	(66,194)	(54,415)
Operating profit	103,344	76,691
Financial income	296	320
Financial expense	(100,067)	(101,039)
Net exchange differences	(180)	141
Other financial income/(expense), net	(1,660)	4,278
Financial expense, net	(101,611)	(96,300)
Share of profit/(loss) of associates carried under the equity method	1,407	702
Profit/(loss) before income tax	3,140	(18,907)
Income tax	(4,650)	4,500
Profit/(loss) for the period	(1,510)	(14,407)
Loss/(profit) attributable to non-controlling interests	(3,254)	2,638
Profit/(loss) for the period attributable to the Company	$ (4,764)	$ (11,769)
Weighted average number of ordinary shares outstanding (in shares)	100,217	100,217
Basic earnings per share (in dollars per share)	$ (0.05)	$ (0.12)